Note 10 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Goodwill [Table Text Block]
	Americas	EMEA	Asia Pacific	Consolidated

Balance, December 31, 2014	$69,820	167,304	48,997	286,121
Goodwill acquired during the year	39,627	3,322	424	43,373
Goodwill disposed during the year	-	(111)	-	(111)
Foreign exchange	(2,650)	(16,159)	(4,894)	(23,703)
Balance, December 31, 2015	106,797	154,356	44,527	305,680
Goodwill acquired during the year	19,665	33,289	-	52,954
Other items	(603)	(266)	-	(869)
Foreign exchange	558	(10,236)	(81)	(9,759)
Balance, December 31, 2016	126,417	177,143	44,446	348,006
Goodwill	152,688	180,455	44,446	377,589
Accumulated impairment loss	(26,271)	(3,312)	-	(29,583)
	$126,417	$177,143	$44,446	$348,006